Leases (Tables)	12 Months Ended
Dec. 31, 2020
Lease [Abstract]
Summary of Carrying Amounts of The Right-of-use Assets and Movements

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Prepaid land lease payments	Buildings	Total
	US$’000	US$’000	US$’000
December 31, 2020
Right-of-use assets at January 1, 2020, net of accumulated depreciation	4,630	4,718	9,348
Increase	—	491	491
Lease modification	—	(928)	(928)
Exchange realignment	318	273	591
Depreciation of right-of-use assets	(97)	(1,396)	(1,493)
At December 31, 2020	4,851	3,158	8,009
December 31, 2019
Right-of-use assets at January 1, 2019, net of accumulated depreciation	—	3,733	3,733
Additions	4,677	2,163	6,840
Exchange realignment	—	(27)	(27)
Depreciation of right-of-use assets	(47)	(1,151)	(1,198)
At December 31, 2019	4,630	4,718	9,348

Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term

At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term.

	2020	2019
	US$’000	US$’000
Carrying amount at January 1	6,085	4,317
Increase	491	6,840
Lease modification	(928)	—
Accretion of interest recognised during the year	195	199
Payments	(2,797)	(5,255)
Exchange realignment	327	(16)
Carrying amount at December 31	3,373	6,085
Analyzed into:
Current portion	1,464	1,027
Non-current portion	1,909	5,058
	3,373	6,085

Summary of Lease Expense
	2020	2019
	US$’000	US$’000
Interest on lease liabilities	195	199
Depreciation charge of right-of-use assets	1,493	1,198
Expense relating to short-term leases	69	272
Total amount recognized in profit or loss	1,757	1,669

Summary of Undiscounted Minimum Lease Payments Receivables in Future Periods under Non-cancellable Operating Leases

At December 31, 2020 and 2019, the undiscounted minimum lease payments receivables by the Group in future periods under non-cancellable operating leases with its tenants are as follows:

	2020	2019
	US$’000	US$’000
Within one year	4	16